Cash At Bank And Restricted Cash - Disclosure of Restricted Cash (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash from consolidated structured entities	¥ 8,802,106	¥ 22,990,022
Deposits for borrowings	507,613	1,478,504
Deposits held on behalf of platform investors	616,000	702,018
Others	1,220,119	1,338,087
Restricted cash	¥ 11,145,838	¥ 26,508,631